SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2018
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

Note 12—SHAREHOLDERS’ EQUITY

Hexindai Inc. was established under the laws of the Cayman Islands on April 26, 2016. The authorized number of ordinary shares is 500,000,000 shares with par value of US$0.0001 each. As of March 31, 2018 and 2017, 47,958,550 and 42,921,600 ordinary shares were issued and outstanding. The shares are presented on a retroactive basis to reflect the nominal share issuance. Please see Note 15 to the consolidated financial statements for additional information related to the nominal share issuance.

Private Placement Offering

On December 12, 2016, the Company completed a private placement to issue an aggregated of 841,600 ordinary shares to two investors and received an aggregated proceed of US$2.0 million.

2016 Equity Incentive Plan

On April 1, 2016 (the “Award date”), to reward the Company’s employees and further align their interests with the Company in the future, the Company granted stock options to purchase 6,312,000 ordinary shares under the 2016 Equity Incentive Plan, adjusted for the nominal share issuance (please see Note 15 to the consolidated financial statements for additional information related to the nominal share issuance), to the Company’s officers, and key employees with the exercise price equal to US$1.28. The Company determined the grant date to be April 1, 2016 in accordance with ASC 718-10-20 and 718-10-25-5. It is because the Company and employee have reached a mutual understanding of the key terms and conditions of these stock option awards on April 1, 2016 including a specific exercise price and vesting and exercise condition. All necessary approvals for the stock option awards were obtained and communicated to employees on April 1, 2016.

The Options vested and became exercisable in three equal installments with the first vesting commencement date being the later of the first anniversary of the grant date or the closing date of a Qualified IPO. Subject to the continued employment or service through each applicable vesting date of the option holder, shares subject to the Option shall become vested as to the remaining two-thirds of the total number of share options under the 2016 Equity Incentive Plan in two (2) substantially equal annual installments, with the first installment vesting on the second anniversary of the grant date and the second installment vesting on the third anniversary of the grant date; provided that a Qualified IPO shall have occurred on or prior to the second anniversary of the grant date.

A “Qualified IPO” is defined as an underwritten initial public offering of not less than 15% of the shares (i) pursuant to an effective registration statement under the Securities Act or (ii) on the basis of an approved prospectus and/or pursuant to a valid registration, qualification or filing under the applicable law of another jurisdiction, in each case of the shares or other equity securities of the Company; provided, however, that a Qualified IPO shall not include a registration relating solely to employee benefit plans or to a Rule 145 transaction under the Securities Act or to similar registrations under applicable law of another jurisdiction

The maximum contractual term is 4 years from the April 1, 2016. These options expire on March 31, 2020 and cannot be exercised if they have not vested by the expiration date or the termination date of the options. If a Qualified IPO does not occur within two years of April 1, 2016, such option will immediately expire to the extent unvested. As vesting is triggered only upon a Qualified IPO, such unvested options will be forfeited.

The Company believes the options contain an explicit service condition (i.e., the options vest at each of three years following a successful initial public offering) and a performance condition (i.e., the options can only be exercised upon successful completion of an initial public offering by employees that are still employed by the Company upon the completion of the initial public offering). Under ASC 718-10-55-76, if the vesting (or exercisability) of an award is based on the satisfaction of both a service and performance condition, the entity must initially determine which outcomes are probable and recognize the compensation cost over the longer of the explicit or implicit service period. Because an initial public offering generally is not considered to be probable until the initial public offering is effective, no compensation cost will be recognized until the initial public offering occurs.

The Company has elected to recognize share-based compensation expense using a straight-line method for the entire employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the equity awards that are vested at that date. Upon successful completion of a Qualified IPO, the Company will recognize share-based compensation for the portion of the requisite service that has been rendered as of that date for the portion for the period from April 1, 2016 to the date of the Completion of Qualified IPO on November 3, 2017.

The Company is responsible for determining the fair value of options granted to employees and uses the Binomial option-pricing model assuming As of the valuation date, the fair market value per share was US$1.41, exercise price per share was US$1.28, the risk-free interest rate was 1.81%, the dividend yield was 0%. For the options granted under 2016 Equity Incentive Plan, the expiry data was March 31, 2020, the life of option was 4 years, volatility was 47.4% and exercise multiple was 2.2.

The following table sets forth the stock option shares activities under the Company’s 2016 Equity Incentive Plan for the years ended March 31, 2018, 2017 and 2016.

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of March 31, 2016	—	$—	—	—	—
Option granted	6,312,000	$1.28	4	3,512,693	—
Option forfeited	—	$—	—	—	—
Option exercised	—	—	—	—	—

Outstanding as of March 31, 2017	6,312,000	$1.28	3	$3,512,693	—
Option granted		—	—	—	—
Option forfeited	(128,000)	1.28	—	(71,233)	(1,283,840)
Option exercised	—	—	—	—	—

Outstanding, March 31, 2018	6,184,000	$1.28	2	$3,441,460	62,025,520

Vested and exercisable, March 31, 2016	—	—	—	—	—
Vested and exercisable, March 31, 2017	—	—	—	—	—
Vested and exercisable, March 31, 2018	2,061,333	$1.28		$1,147,153	20,675,173

The fair value of the stock option on the grant date was approximately US$3.5 million. The Company accrues the compensation cost based on the number of awards that are expected to vest. The estimated forfeiture rate for the awards in fiscal years ended March 31, 2018, 2017 and 2016 is 13.04%, Nil and Nil, respectively. The forfeiture rate is estimated based on the historical employee turnover rates and expectations about the future. For the years ended March 31, 2018, 2017 and 2016, the Company recognized US$1,828,868, Nil and Nil share-based compensation expense based on estimated forfeitures, respectively. As of March 31, 2018 and 2017, the unrecognized compensation cost was US$1,163,825 and US$3,512,693, respectively. As of March 31, 2018, the unrecognized compensation cost was expected to be recognized over 1 year.

Statutory Reserve

Pursuant to the Company Law of the PRC, each of the PRC entity is required to appropriate 10% of its net income to the statutory reserve on an annual basis until the aggregated amount of the reserve reaches 50% of its registered capital. Statutory reserve is not distributable. Subject to the approval of the shareholders, the statutory reserve may be used to offset accumulated losses or converted into capital of the company. As of March 31, 2018 and 2017,  the statutory reserve amounted to $7,475,902 and $1,211,063, respectively, which was included as retained earnings in the accompanying consolidated balance sheets.

Restricted Net Assets

As a result of PRC laws and regulations and the requirement that distributions by the PRC entity can only be paid out of distributable profits computed in accordance with the PRC GAAP, the PRC entity is restricted from transferring a portion of their net assets to the Company. The restricted net assets consist of paid in capital, capital reserve and statutory reserves of the Company's PRC entities. As of March 31, 2018 and 2017, the restricted net assets that are not available for distribution amounted to approximately $51.0 million and $12.5 million, respectively, which was included in the Additional paid-in capital on the consolidated balance sheets.